Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Sep. 28, 2026
Significant Accounting Policies [Line Items]
Cash surrender value of life insurance policies		$ 55,677	$ 55,587
Contract assets		818,043	571,982
Advance from customers		12,968	21,212
Revenue recognized		$ 21,212	$ 21,910
Potentially dilutive securities
Shares authorized for issuance	[1]	5,000,000,000	5,000,000,000
Deferred IPO costs		$ 454,330
Provision for expected credit losses on trade receivables		$ 56,385
Minimum [Member]
Significant Accounting Policies [Line Items]
Weighted average number of ordinary shares outstanding adjustment		16,491,330	15,000,000	15,000,000
Minimum [Member] | Forecast [Member]
Significant Accounting Policies [Line Items]
Shares authorized for issuance					500,000,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Weighted average number of ordinary shares outstanding adjustment		164,913,300	150,000,000	150,000,000
Maximum [Member] | Forecast [Member]
Significant Accounting Policies [Line Items]
Shares authorized for issuance					5,000,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).